9. LONG-TERM PAYABLES - Security deposits (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014
Long-Term Payables - Security Deposits Details
Security deposits due to be returned 2014	$ 553
Security deposits due to be returned 2015	7,892
Security deposits due to be returned 2016	3,227
Security deposits	$ 11,672